Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party
Note 13. RELATED PARTY
Loan from related parties
During the nine months ended September 30, 2022, the Company issued an unsecured promissory note in an aggregate principal amount of $112.8 million (the “Promissory Note”) to John H. Ruiz and Frank C. Quesada, the Company’s Chief Executive Officer and director and Chief Legal Officer and director, respectively (collectively, the “MSP Principals”), to provide operating cash to the Company. The Promissory Note bears interest at an annual rate of 4%, payable in kind, and will mature on the four year anniversary of the issuance. The Promissory Note is payable by the Company at any time, without prepayment penalties, fees, or other expenses. During the three and nine months ended September 30, 2022, the Company recorded $1.3 million and $1.5 million, respectively, on interest expense related to the Promissory Note.
A portion of the proceeds under the Promissory Note in an amount equal to $36.5 million was advanced to the Law Firm, an affiliate of certain Members, for certain operating expenses as contemplated by the Legal Services Agreement. This amount is reflected in prepaid expenses and other current assets within the condensed consolidated balance sheets and had a balance of $31.9 million as of September 30, 2022. The payments of Law Firm expenses is reflected in Professional fees - legal within the condensed consolidated statement of operations.

Legal Services – MSP Recovery Law Firm
Certain Company entities have previously entered into legal services agreements (the “Existing LSAs”) with the Law Firm, an affiliate of certain Members, for the recovery of claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides the Company with investigation, case management, research and legal services in the pursuit of recovery of claims in exchange for a portion of the recovered proceeds relating to such claims. The Existing LSAs also provide that the Law Firm serves as exclusive lead counsel for any litigation relating to such claims. As of September 30, 2022 there was no amount due, and December 31, 2021, $5.5 million, respectively, was due to the Law Firm and included in the condensed consolidated balance sheets in Affiliate Payable. For the three and nine months ended September 30, 2022, $4.6 million and $24.7 million, respectively was included in Professional fees - legal for expenses related to the Law Firm in the condensed consolidated statements of operations. The amounts were largely due to share base compensation as noted below and the payment of Law Firm expenses per the related party loan as noted above. For the three and nine months ended September 30, 2021, the amounts were de minimus. For the three and nine months ended September 30, 2022, $0 thousand and $271 thousand, respectively, were included in cost of claims recoveries for expenses related to the Law Firm in the condensed consolidated statements of operations. For the three and nine months ended September 30, 2021, no amounts were included cost of claims recoveries for expenses related to the Law Firm in the condensed consolidated statements of operations.
The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of September 30, 2022 and December 31, 2021, $1.5 million and $3.4 million, respectively, was due from the Law Firm and included in the condensed consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 8,
Operating Lease
.
For the nine months ended September 30, 2022, the Company issued 8,022,000 Class A common stock shares to the Law Firm employees, which was deemed to be share based compensation. As such $20.1 million of expense was included within Professional fees - legal for expenses related to the Law Firm in the condensed consolidated statements of operations for the nine months ended September 30, 2022.
MSP Recovery Aviation, LLC
The Company may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). MSP Aviation was created to provide aircraft rental to third party customers and the Company. The Company has made payments in the periods of the financial statements only related to specifically billed flights and these rates are at or below the market rate for such services. As of September 30, 2022 and December 31, 2021, $153 thousand and $153 thousand, respectively was due from MSP Aviation and included in the condensed consolidated balance sheets in Affiliate Receivable. For the three and nine months ended September 30, 2022, $150 thousand and $400 thousand, respectively was included in General and Administrative expenses related to MSP Aviation in the condensed consolidated statements of operations. For the three and nine months ended September 30, 2021, the amounts were de minimus.
Funds held for other entities
The Company may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of September 30, 2022 and December 31, 2021, $19.8 million and $39.7 million was due to affiliates of the Company and included in the condensed consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS, and will be repaid either through excess cash flows from operations or other financing. During the year ended December 31, 2021, the Company also entered into a note payable with Series MRCS as outlined in Note 7,
Intangible Assets, Net
. As of September 30, 2022 and December 31, 2021, the balance of the note payable was $0.5 million and included in the condensed consolidated balance sheets in Claims financing obligation and notes payable.
As of December 31, 2021, $0.4 million was due to MSP National, LLC from Series MRCS and as of September 30, 2022 and December 31, 2021, there were additional receivables from other affiliates of $146 thousand and $92 thousand, respectively. These were included in the condensed consolidated balance sheets in Affiliate Receivable.
VRM
Historically, MSP Recovery, LLC has received claims recovery service income for services provided to VRM MSP. The Company concluded that VRM MSP is a related party due to ownership interests in the entity held by Series MRCS LLC. During the nine months ended September 30, 2022 and 2021, $0 million and $10.6 million, respectively, and $1.7 million and $7.0 million, respectively, of claims recovery service income was received from VRM MSP as part of the servicing agreement and was included in the condensed consolidated statements of operations.

Note 11. RELATED PARTY
Legal Services—MSP Recovery Law Firm
Certain Company entities have previously entered into legal services agreements (the “Existing LSAs”) with the Law Firm, an affiliate of certain Members, for the recovery of Claims. Pursuant to the terms of the Existing LSAs, the Law Firm provides MSP with investigation, case management, research and legal services in the pursuit of recovery of Claims in exchange for a portion of the recovered proceeds relating to such Claims. The Existing LSAs also provide that the Law Firm serve as exclusive lead counsel for any litigation relating to such Claims. As of December 31, 2021 and 2020, $5.5 million and $0.2 million, respectively, was due to the Law Firm and included in the combined and consolidated balance sheets in Affiliate Payable.
The Law Firm may also collect and/or hold cash on behalf of the Company in the ordinary course of business. As of December 31, 2021 and 2020, $3.4 million and $4.3 million, respectively, was due from the Law Firm and included in the combined and consolidated balance sheets in Affiliate Receivable. In addition, the Company rents office space from the Law Firm as discussed in Note 6.
MSP Recovery Aviation, LLC
MSP Recovery, LLC may make payments related to operational expenses on behalf of its affiliate, MSP Recovery Aviation, LLC (“MSP Aviation”). As of both December 31, 2021 and 2020, $153 thousand was due from the MSP Aviation and included in the combined and consolidated balance sheets in Affiliate Receivable.
Funds held for other entities
MSP Recovery, LLC may collect and/or hold cash on behalf of its affiliates in the ordinary course of business. As of December 31, 2021 and 2020, $39.7 million and $38.8 million, respectively, was due to affiliates of the Company and included in the combined and consolidated balance sheets in Affiliate Payable. These amounts were primarily due to Series MRCS LLC, an affiliate of MSP, and will be repaid either through excess cash flows from operations, other financing or in connection with the transaction noted in Note 1. During the year ended December 31, 2021, the Company also entered into a note payable with Series MRCS as outlined in Note 5. As of December 31, 2021, the balance of the note payable was $500 thousand and included in the combined and consolidated balance sheets in Claims financing obligation & notes payable.
As of both December 31, 2021 and 2020, $0.4 million was due to MSP National, LLC from Series MRCS LLC and as of December 31, 2021 and 2020, there were additional receivables from other affiliates of $92 thousand and $17 thousand, respectively. These were included in the combined and consolidated balance sheets in Affiliate Receivable.
VRM
MSP Recovery, LLC receives claims recovery service income for services provided to VRM. The Company concluded that VRM is a related party due to ownership interests in the entity held by Series MRCS LLC, an affiliate of MSP. During the years ended December 31, 2021 and 2020, $11.5 million and $13.1 million, respectively, of claims recovery service income was received from VRM as part of the servicing agreement and was included in the combined and consolidated statements of operations.